Lease Prepayments	12 Months Ended
Dec. 31, 2015
Lease Prepayments [Abstract]
Lease Prepayments

(8) Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31,2015		December 31,2014
	RMB	US$	RMB
Non-current portion	17,882	2,761	18,406
Current portion - amount charged to expense next year	524	81	524
	18,406	2,842	18,930

As of December 31, 2015, parts of prepaid land use rights were pledged to banks as collateral for credit limit in bank (see Note 12).

Land use rights amortization for the year ended December 31, 2015, 2014 and 2013 were RMB524 (US$81), RMB524 and RMB454, respectively.

As of December 31, 2015, prepaid land use rights of the Group included certain parcels of land located in Weifang City, Shandong Province, the PRC, with a net book value of RMB18,406 (US$2,842). The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.